Document And Entity Information	Oct. 02, 2026
Document Information Line Items
Entity Central Index Key	0001550913
Document Type	8-K
Document Period End Date	Oct. 02, 2026
Entity Registrant Name	MACKENZIE REALTY CAPITAL INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-55006
Entity Tax Identification Number	45-4355424
Entity Address, Address Line One	89 Davis Road, Suite 100
Entity Address, City or Town	Orinda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94563
City Area Code	(925)
Local Phone Number	631-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	MKZR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false